Summary of Debt Securities by Risk Rating (Details) - CAD ($) $ in Millions	Apr. 30, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Debt securities	$ 379,407	$ 341,806
Allowance for credit losses on debt securities at amortized cost	1	2
Debt securities, net of allowance	379,406	341,804
Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	379,167	341,661
Allowance for credit losses on debt securities at amortized cost	1	2
Debt securities, net of allowance	379,166	341,659
Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	240	145
Debt securities, net of allowance	240	145
Investment grade [member]
Disclosure of financial assets [line items]
Debt securities	377,422	339,426
Investment grade [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	377,422	339,426
Non Investment Grade [Member]
Disclosure of financial assets [line items]
Debt securities	1,909	2,318
Non Investment Grade [Member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	1,745	2,235
Non Investment Grade [Member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	164	83
Watch and classified [member]
Disclosure of financial assets [line items]
Debt securities	76	62
Watch and classified [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	$ 76	$ 62